Document and Entity Information	Jul. 01, 2021
Cover [Abstract]
Entity Registrant Name	MSA Safety Inc
Amendment Flag	true
Entity Central Index Key	0000066570
Document Type	8-K/A
Document Period End Date	Jul. 01, 2021
Entity Incorporation State Country Code	PA
Entity File Number	1-15579
Entity Tax Identification Number	46-4914539
Entity Address, Address Line One	1000 Cranberry Woods Drive
Entity Address, City or Town	Cranberry Township
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	16066-5207
City Area Code	724
Local Phone Number	776-8600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, no par value
Trading Symbol	MSA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On July 1, 2021, MSA Safety Incorporated (“MSA”) filed a Current Report on Form 8-K (the “Original Form 8-K”) with the Securities and Exchange Commission disclosing, among other things, that (i) MSA had entered into a Third Amended and Restated Multi-Currency Note Purchase and Private Shelf Agreement dated July 1, 2021 (the “Prudential Note Agreement”) with PGIM, Inc. and the noteholders party thereto, and a Second Amended and Restated Master Note Facility dated as of July 1, 2021 (the “NYL Note Facility” and, together with the Prudential Note Agreement, the “Note Agreements”) with NYL Investors LLC and the noteholders party thereto, and (ii) MSA had issued $100 million of 2.69% Series C Senior Notes due July 1, 2036 (the “Series C Notes”) under the Prudential Note Agreement and $100 million of 2.69% Series A Senior Notes due July 1, 2036 (the “Series A Notes” and, together with the Series C Notes, the “Notes”) under the NYL Note Facility. Reference is made to the Original Form 8-K for a description of the Note Agreements and the Notes. In the Original Form 8-K, MSA stated that it intended to file copies of the Note Agreements as exhibits to an amendment to the Original Form 8-K. MSA is now filing this Amendment No. 1 to the Original Form 8-K (“Amendment No. 1”) solely to file the Note Agreements as exhibits. This Amendment No. 1 does not change any previously reported information or any disclosures contained in the Original Form 8-K.